Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jul 1, 2011
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Blue Chip Growth Fund, Inc.
Central Index Key	dei_EntityCentralIndexKey	0000902259
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul 1, 2011
Document Effective Date	dei_DocumentEffectiveDate	Aug 1, 2011
Prospectus Date	rr_ProspectusDate	Jul 1, 2011

T. Rowe Price Retail Funds

Supplement to prospectuses

The following information amends the prospectuses for the following T. Rowe Price funds:  Africa & Middle East, Balanced, Blue Chip Growth, Capital Appreciation, Capital Opportunity, Corporate Income, Diversified Mid-Cap Growth, Diversified Small-Cap Growth, Dividend Growth, Emerging Europe & Mediterranean, Emerging Markets Bond, Emerging Markets Local Currency Bond, Emerging Markets Stock, Equity Income, Equity Index 500, European Stock, Extended Equity Market Index, Financial Services, Global Infrastructure, Global Large-Cap Stock, Global Real Estate, Global Stock, Global Technology, GNMA, Growth & Income, Growth Stock, Health Sciences, High Yield, Inflation Protected Bond, International Bond, International Discovery, International Equity Index, International Growth & Income, International Stock, Japan, Latin America, Media & Telecommunications, Mid-Cap Growth, Mid-Cap Value, New America Growth, New Asia, New Era, New Horizons, New Income, Overseas Stock, Personal Strategy Balanced, Personal Strategy Growth, Personal Strategy Income, Prime Reserve, Real Estate, Retirement 2005, Retirement 2010, Retirement 2015, Retirement 2020, Retirement 2025, Retirement 2030, Retirement 2035, Retirement 2040, Retirement 2045, Retirement 2050, Retirement 2055, Retirement Income, Science & Technology, Short-Term Bond, Small-Cap Stock, Small-Cap Value, Spectrum Growth, Spectrum Income, Spectrum International, Strategic Income, Summit Cash Reserves, Summit GNMA, Summit Municipal Income, Summit Municipal Intermediate, Summit Municipal Money Market, Total Equity Market Index, U.S. Bond Enhanced Index, U.S. Large-Cap Core, U.S. Treasury Intermediate, U.S. Treasury Long-Term, U.S. Treasury Money, and Value (collectively referred to as the "T. Rowe Price Retail Funds"). These changes become effective with the open of business on August 1, 2011.

For each T. Rowe Price Retail Fund's fee table in section 1, the line item entitled "Maximum account fee" and its footnote are revised as follows:

Maximum account fee	$20[a]

  [a] Subject to certain exceptions, accounts with a balance of less than  $10,000 are charged an annual  $20 fee.

The date of this supplement is July 1, 2011.

G02-041    7/1/11

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Blue Chip Growth Fund, Inc.
Prospectus Date	rr_ProspectusDate	Jul 1, 2011
Supplement [Text Block]	cik0000902259_SupplementTextBlock

T. Rowe Price Retail Funds

Supplement to prospectuses

The following information amends the prospectuses for the following T. Rowe Price funds:  Africa & Middle East, Balanced, Blue Chip Growth, Capital Appreciation, Capital Opportunity, Corporate Income, Diversified Mid-Cap Growth, Diversified Small-Cap Growth, Dividend Growth, Emerging Europe & Mediterranean, Emerging Markets Bond, Emerging Markets Local Currency Bond, Emerging Markets Stock, Equity Income, Equity Index 500, European Stock, Extended Equity Market Index, Financial Services, Global Infrastructure, Global Large-Cap Stock, Global Real Estate, Global Stock, Global Technology, GNMA, Growth & Income, Growth Stock, Health Sciences, High Yield, Inflation Protected Bond, International Bond, International Discovery, International Equity Index, International Growth & Income, International Stock, Japan, Latin America, Media & Telecommunications, Mid-Cap Growth, Mid-Cap Value, New America Growth, New Asia, New Era, New Horizons, New Income, Overseas Stock, Personal Strategy Balanced, Personal Strategy Growth, Personal Strategy Income, Prime Reserve, Real Estate, Retirement 2005, Retirement 2010, Retirement 2015, Retirement 2020, Retirement 2025, Retirement 2030, Retirement 2035, Retirement 2040, Retirement 2045, Retirement 2050, Retirement 2055, Retirement Income, Science & Technology, Short-Term Bond, Small-Cap Stock, Small-Cap Value, Spectrum Growth, Spectrum Income, Spectrum International, Strategic Income, Summit Cash Reserves, Summit GNMA, Summit Municipal Income, Summit Municipal Intermediate, Summit Municipal Money Market, Total Equity Market Index, U.S. Bond Enhanced Index, U.S. Large-Cap Core, U.S. Treasury Intermediate, U.S. Treasury Long-Term, U.S. Treasury Money, and Value (collectively referred to as the "T. Rowe Price Retail Funds"). These changes become effective with the open of business on August 1, 2011.

For each T. Rowe Price Retail Fund's fee table in section 1, the line item entitled "Maximum account fee" and its footnote are revised as follows:

Maximum account fee	$20[a]

  [a] Subject to certain exceptions, accounts with a balance of less than  $10,000 are charged an annual  $20 fee.

The date of this supplement is July 1, 2011.

G02-041    7/1/11

T. Rowe Price Balanced Fund, Inc. | T. Rowe Price Balanced Fund, Inc. | T. Rowe Price Balanced Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Maximum account fee	rr_MaximumAccountFee	20	[1]
T. Rowe Price Balanced Fund, Inc. | T. Rowe Price Balanced Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000902259_SupplementTextBlock

For each T. Rowe Price Retail Fund's fee table in section 1, the line item entitled "Maximum account fee" and its footnote are revised as follows:

Maximum account fee	$20[a]

  a  Subject to certain exceptions, accounts with a balance of less than  $10,000 are charged an annual  $20 fee.

T. Rowe Price Capital Appreciation Fund | T. Rowe Price Capital Appreciation Fund | T. Rowe Price Capital Appreciation Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum account fee	rr_MaximumAccountFee	20	[2]
T. Rowe Price Capital Appreciation Fund | T. Rowe Price Capital Appreciation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000902259_SupplementTextBlock

For each T. Rowe Price Retail Fund's fee table in section 1, the line item entitled "Maximum account fee" and its footnote are revised as follows:

Maximum account fee	$20[a]

  [a] Subject to certain exceptions, accounts with a balance of less than  $10,000 are charged an annual  $20 fee.

T. Rowe Price Capital Opportunity Fund, Inc. | T. Rowe Price Capital Opportunity Fund, Inc. | T. Rowe Price Capital Opportunity Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Maximum account fee	rr_MaximumAccountFee	20	[2]
T. Rowe Price Capital Opportunity Fund, Inc. | T. Rowe Price Capital Opportunity Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000902259_SupplementTextBlock

For each T. Rowe Price Retail Fund's fee table in section 1, the line item entitled "Maximum account fee" and its footnote are revised as follows:

Maximum account fee	$20[a]

  [a] Subject to certain exceptions, accounts with a balance of less than  $10,000 are charged an annual  $20 fee.

T. Rowe Price Dividend Growth Fund, Inc. | T. Rowe Price Dividend Growth Fund, Inc. | T. Rowe Price Dividend Growth Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Maximum account fee	rr_MaximumAccountFee	20	[2]
T. Rowe Price Dividend Growth Fund, Inc. | T. Rowe Price Dividend Growth Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000902259_SupplementTextBlock

For each T. Rowe Price Retail Fund's fee table in section 1, the line item entitled "Maximum account fee" and its footnote are revised as follows:

Maximum account fee	$20[a]

  [a] Subject to certain exceptions, accounts with a balance of less than  $10,000 are charged an annual  $20 fee.

T. Rowe Price Diversified Mid-Cap Growth Fund, Inc. | T. Rowe Price Diversified Mid-Cap Growth Fund, Inc. | T. Rowe Price Diversified Mid-Cap Growth Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Maximum account fee	rr_MaximumAccountFee	20	[2]
T. Rowe Price Diversified Mid-Cap Growth Fund, Inc. | T. Rowe Price Diversified Mid-Cap Growth Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000902259_SupplementTextBlock

For each T. Rowe Price Retail Fund's fee table in section 1, the line item entitled "Maximum account fee" and its footnote are revised as follows:

Maximum account fee	$20[a]

  [a] Subject to certain exceptions, accounts with a balance of less than  $10,000 are charged an annual  $20 fee.

T. Rowe Price Diversified Small-Cap Growth Fund, Inc. | T. Rowe Price Diversified Small-Cap Growth Fund, Inc. | T. Rowe Price Diversified Small-Cap Growth Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Maximum account fee	rr_MaximumAccountFee	20	[2]
T. Rowe Price Diversified Small-Cap Growth Fund, Inc. | T. Rowe Price Diversified Small-Cap Growth Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000902259_SupplementTextBlock

For each T. Rowe Price Retail Fund's fee table in section 1, the line item entitled "Maximum account fee" and its footnote are revised as follows:

Maximum account fee	$20[a]

  [a] Subject to certain exceptions, accounts with a balance of less than  $10,000 are charged an annual  $20 fee.

T. Rowe Price Equity Income Fund | T. Rowe Price Equity Income Fund | T. Rowe Price Equity Income Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum account fee	rr_MaximumAccountFee	20	[2]
T. Rowe Price Equity Income Fund | T. Rowe Price Equity Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000902259_SupplementTextBlock

For each T. Rowe Price Retail Fund's fee table in section 1, the line item entitled "Maximum account fee" and its footnote are revised as follows:

Maximum account fee	$20[a]

  [a] Subject to certain exceptions, accounts with a balance of less than  $10,000 are charged an annual  $20 fee.

T. Rowe Price Financial Services Fund, Inc. | T. Rowe Price Financial Services Fund, Inc. | T. Rowe Price Financial Services Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Maximum account fee	rr_MaximumAccountFee	20	[2]
T. Rowe Price Financial Services Fund, Inc. | T. Rowe Price Financial Services Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000902259_SupplementTextBlock

For each T. Rowe Price Retail Fund's fee table in section 1, the line item entitled "Maximum account fee" and its footnote are revised as follows:

Maximum account fee	$20[a]

  [a] Subject to certain exceptions, accounts with a balance of less than  $10,000 are charged an annual  $20 fee.

T. Rowe Price Growth & Income Fund, Inc. | T. Rowe Price Growth & Income Fund, Inc. | T. Rowe Price Growth & Income Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Maximum account fee	rr_MaximumAccountFee	20	[2]
T. Rowe Price Growth & Income Fund, Inc. | T. Rowe Price Growth & Income Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000902259_SupplementTextBlock

For each T. Rowe Price Retail Fund's fee table in section 1, the line item entitled "Maximum account fee" and its footnote are revised as follows:

Maximum account fee	$20[a]

  [a] Subject to certain exceptions, accounts with a balance of less than  $10,000 are charged an annual  $20 fee.

T. Rowe Price Global Real Estate Fund, Inc. | T. Rowe Price Global Real Estate Fund, Inc. | T. Rowe Price Global Real Estate Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Maximum account fee	rr_MaximumAccountFee	20	[2]
T. Rowe Price Global Real Estate Fund, Inc. | T. Rowe Price Global Real Estate Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000902259_SupplementTextBlock

For each T. Rowe Price Retail Fund's fee table in section 1, the line item entitled "Maximum account fee" and its footnote are revised as follows:

Maximum account fee	$20[a]

  [a] Subject to certain exceptions, accounts with a balance of less than  $10,000 are charged an annual  $20 fee.

T. Rowe Price Growth Stock Fund, Inc. | T. Rowe Price Growth Stock Fund, Inc. | T. Rowe Price Growth Stock Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Maximum account fee	rr_MaximumAccountFee	20	[2]
T. Rowe Price Growth Stock Fund, Inc. | T. Rowe Price Growth Stock Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000902259_SupplementTextBlock

For each T. Rowe Price Retail Fund's fee table in section 1, the line item entitled "Maximum account fee" and its footnote are revised as follows:

Maximum account fee	$20[a]

  [a] Subject to certain exceptions, accounts with a balance of less than  $10,000 are charged an annual  $20 fee.

T. Rowe Price Global Technology Fund, Inc. | T. Rowe Price Global Technology Fund, Inc. | T. Rowe Price Global Technology Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Maximum account fee	rr_MaximumAccountFee	20	[2]
T. Rowe Price Global Technology Fund, Inc. | T. Rowe Price Global Technology Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000902259_SupplementTextBlock

For each T. Rowe Price Retail Fund's fee table in section 1, the line item entitled "Maximum account fee" and its footnote are revised as follows:

Maximum account fee	$20[a]

  [a] Subject to certain exceptions, accounts with a balance of less than  $10,000 are charged an annual  $20 fee.

T. Rowe Price Health Sciences Fund, Inc. | T. Rowe Price Health Sciences Fund, Inc. | T. Rowe Price Health Sciences Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Maximum account fee	rr_MaximumAccountFee	20	[2]
T. Rowe Price Health Sciences Fund, Inc. | T. Rowe Price Health Sciences Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000902259_SupplementTextBlock

For each T. Rowe Price Retail Fund's fee table in section 1, the line item entitled "Maximum account fee" and its footnote are revised as follows:

Maximum account fee	$20[a]

  [a] Subject to certain exceptions, accounts with a balance of less than  $10,000 are charged an annual  $20 fee.

T. Rowe Price Index Trust, Inc. | T. Rowe Price Equity Index 500 Fund | T. Rowe Price Equity Index 500 Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum account fee	rr_MaximumAccountFee	20	[2]
T. Rowe Price Index Trust, Inc. | T. Rowe Price Extended Equity Market Index Fund | T. Rowe Price Extended Equity Market Index Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum account fee	rr_MaximumAccountFee	20	[2]
T. Rowe Price Index Trust, Inc. | T. Rowe Price Total Equity Market Index Fund | T. Rowe Price Total Equity Market Index Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum account fee	rr_MaximumAccountFee	20	[2]
T. Rowe Price Index Trust, Inc. | T. Rowe Price Equity Index 500 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000902259_SupplementTextBlock

For each T. Rowe Price Retail Fund's fee table in section 1, the line item entitled "Maximum account fee" and its footnote are revised as follows:

Maximum account fee	$20[a]

  [a] Subject to certain exceptions, accounts with a balance of less than  $10,000 are charged an annual  $20 fee.

T. Rowe Price Index Trust, Inc. | T. Rowe Price Total Equity Market Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000902259_SupplementTextBlock

For each T. Rowe Price Retail Fund's fee table in section 1, the line item entitled "Maximum account fee" and its footnote are revised as follows:

Maximum account fee	$20[a]

  [a] Subject to certain exceptions, accounts with a balance of less than  $10,000 are charged an annual  $20 fee.

T. Rowe Price Index Trust, Inc. | T. Rowe Price Extended Equity Market Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000902259_SupplementTextBlock

For each T. Rowe Price Retail Fund's fee table in section 1, the line item entitled "Maximum account fee" and its footnote are revised as follows:

Maximum account fee	$20[a]

  [a] Subject to certain exceptions, accounts with a balance of less than  $10,000 are charged an annual  $20 fee.

T. Rowe Price International Funds, Inc. | T. Rowe Price International Stock Fund | T. Rowe Price International Stock Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum account fee	rr_MaximumAccountFee	20	[2]
T. Rowe Price International Funds, Inc. | T. Rowe Price Emerging Europe & Mediterranean Fund | T. Rowe Price Emerging Europe & Mediterranean Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum account fee	rr_MaximumAccountFee	20	[2]
T. Rowe Price International Funds, Inc. | T. Rowe Price International Bond Fund | T. Rowe Price International Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum account fee	rr_MaximumAccountFee	20	[2]
T. Rowe Price International Funds, Inc. | T. Rowe Price Emerging Markets Bond Fund | T. Rowe Price Emerging Markets Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum account fee	rr_MaximumAccountFee	20	[2]
T. Rowe Price International Funds, Inc. | T.Rowe Price International Discovery Fund | T. Rowe Price International Discovery Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum account fee	rr_MaximumAccountFee	20	[2]
T. Rowe Price International Funds, Inc. | T. Rowe Price European Stock Fund | T. Rowe Price European Stock Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum account fee	rr_MaximumAccountFee	20	[2]
T. Rowe Price International Funds, Inc. | T. Rowe Price New Asia Fund | T. Rowe Price New Asia Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum account fee	rr_MaximumAccountFee	20	[2]
T. Rowe Price International Funds, Inc. | T. Rowe Price Japan Fund | T. Rowe Price Japan Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum account fee	rr_MaximumAccountFee	20	[2]
T. Rowe Price International Funds, Inc. | T. Rowe Price Latin America Fund | T. Rowe Price Latin America Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum account fee	rr_MaximumAccountFee	20	[2]
T. Rowe Price International Funds, Inc. | T. Rowe Price Emerging Markets Stock Fund | T. Rowe Price Emerging Markets Stock Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum account fee	rr_MaximumAccountFee	20	[2]
T. Rowe Price International Funds, Inc. | T. Rowe Price Global Stock Fund | T. Rowe Price Global Stock Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum account fee	rr_MaximumAccountFee	20	[2]
T. Rowe Price International Funds, Inc. | T. Rowe Price International Growth & Income Fund | T. Rowe Price International Growth & Income Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum account fee	rr_MaximumAccountFee	20	[2]
T. Rowe Price International Funds, Inc. | T. Rowe Price Overseas Stock Fund | T. Rowe Price Overseas Stock Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum account fee	rr_MaximumAccountFee	20	[2]
T. Rowe Price International Funds, Inc. | T. Rowe Price Africa & Middle East Fund | T. Rowe Price Africa & Middle East Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum account fee	rr_MaximumAccountFee	20	[2]
T. Rowe Price International Funds, Inc. | T. Rowe Price Global Large-Cap Stock Fund | T. Rowe Price Global Large-Cap Stock Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum account fee	rr_MaximumAccountFee	20	[2]
T. Rowe Price International Funds, Inc. | T. Rowe Price Global Infrastructure Fund | T. Rowe Price Global Infrastructure Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum account fee	rr_MaximumAccountFee	20	[2]
T. Rowe Price International Funds, Inc. | T. Rowe Price Emerging Markets Local Currency Bond Fund | T. Rowe Price Emerging Markets Local Currency Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum account fee	rr_MaximumAccountFee	20	[2]
T. Rowe Price International Funds, Inc. | T. Rowe Price Emerging Markets Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000902259_SupplementTextBlock

For each T. Rowe Price Retail Fund's fee table in section 1, the line item entitled "Maximum account fee" and its footnote are revised as follows:

Maximum account fee	$20[a]

  [a] Subject to certain exceptions, accounts with a balance of less than  $10,000 are charged an annual  $20 fee.

T. Rowe Price International Funds, Inc. | T. Rowe Price International Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000902259_SupplementTextBlock

For each T. Rowe Price Retail Fund's fee table in section 1, the line item entitled "Maximum account fee" and its footnote are revised as follows:

Maximum account fee	$20[a]

  [a] Subject to certain exceptions, accounts with a balance of less than  $10,000 are charged an annual  $20 fee.

T. Rowe Price International Funds, Inc. | T. Rowe Price Africa & Middle East Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000902259_SupplementTextBlock

For each T. Rowe Price Retail Fund's fee table in section 1, the line item entitled "Maximum account fee" and its footnote are revised as follows:

Maximum account fee	$20[a]

  [a] Subject to certain exceptions, accounts with a balance of less than  $10,000 are charged an annual  $20 fee.

T. Rowe Price International Funds, Inc. | T. Rowe Price Emerging Europe & Mediterranean Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000902259_SupplementTextBlock

For each T. Rowe Price Retail Fund's fee table in section 1, the line item entitled "Maximum account fee" and its footnote are revised as follows:

Maximum account fee	$20[a]

  [a] Subject to certain exceptions, accounts with a balance of less than  $10,000 are charged an annual  $20 fee.

T. Rowe Price International Funds, Inc. | T. Rowe Price Emerging Markets Stock Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000902259_SupplementTextBlock

For each T. Rowe Price Retail Fund's fee table in section 1, the line item entitled "Maximum account fee" and its footnote are revised as follows:

Maximum account fee	$20[a]

  [a] Subject to certain exceptions, accounts with a balance of less than  $10,000 are charged an annual  $20 fee.

T. Rowe Price International Funds, Inc. | T. Rowe Price European Stock Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000902259_SupplementTextBlock

For each T. Rowe Price Retail Fund's fee table in section 1, the line item entitled "Maximum account fee" and its footnote are revised as follows:

Maximum account fee	$20[a]

  [a] Subject to certain exceptions, accounts with a balance of less than  $10,000 are charged an annual  $20 fee.

T. Rowe Price International Funds, Inc. | T. Rowe Price International Discovery Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000902259_SupplementTextBlock

For each T. Rowe Price Retail Fund's fee table in section 1, the line item entitled "Maximum account fee" and its footnote are revised as follows:

Maximum account fee	$20[a]

  [a] Subject to certain exceptions, accounts with a balance of less than  $10,000 are charged an annual  $20 fee.

T. Rowe Price International Funds, Inc. | T. Rowe Price International Growth & Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000902259_SupplementTextBlock

For each T. Rowe Price Retail Fund's fee table in section 1, the line item entitled "Maximum account fee" and its footnote are revised as follows:

Maximum account fee	$20[a]

  [a] Subject to certain exceptions, accounts with a balance of less than  $10,000 are charged an annual  $20 fee.

T. Rowe Price International Funds, Inc. | T. Rowe Price International Stock Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000902259_SupplementTextBlock

For each T. Rowe Price Retail Fund's fee table in section 1, the line item entitled "Maximum account fee" and its footnote are revised as follows:

Maximum account fee	$20[a]

  [a] Subject to certain exceptions, accounts with a balance of less than  $10,000 are charged an annual  $20 fee.

T. Rowe Price International Funds, Inc. | T. Rowe Price Japan Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000902259_SupplementTextBlock

For each T. Rowe Price Retail Fund's fee table in section 1, the line item entitled "Maximum account fee" and its footnote are revised as follows:

Maximum account fee	$20[a]

  [a] Subject to certain exceptions, accounts with a balance of less than  $10,000 are charged an annual  $20 fee.

T. Rowe Price International Funds, Inc. | T. Rowe Price Latin America Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000902259_SupplementTextBlock

For each T. Rowe Price Retail Fund's fee table in section 1, the line item entitled "Maximum account fee" and its footnote are revised as follows:

Maximum account fee	$20[a]

  [a] Subject to certain exceptions, accounts with a balance of less than  $10,000 are charged an annual  $20 fee.

T. Rowe Price International Funds, Inc. | T. Rowe Price New Asia Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000902259_SupplementTextBlock

For each T. Rowe Price Retail Fund's fee table in section 1, the line item entitled "Maximum account fee" and its footnote are revised as follows:

Maximum account fee	$20[a]

  [a] Subject to certain exceptions, accounts with a balance of less than  $10,000 are charged an annual  $20 fee.

T. Rowe Price International Funds, Inc. | T. Rowe Price Overseas Stock Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000902259_SupplementTextBlock

For each T. Rowe Price Retail Fund's fee table in section 1, the line item entitled "Maximum account fee" and its footnote are revised as follows:

Maximum account fee	$20[a]

  [a] Subject to certain exceptions, accounts with a balance of less than  $10,000 are charged an annual  $20 fee.

T. Rowe Price International Funds, Inc. | T. Rowe Price Global Infrastructure Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000902259_SupplementTextBlock

For each T. Rowe Price Retail Fund's fee table in section 1, the line item entitled "Maximum account fee" and its footnote are revised as follows:

Maximum account fee	$20[a]

  [a] Subject to certain exceptions, accounts with a balance of less than  $10,000 are charged an annual  $20 fee.

T. Rowe Price International Funds, Inc. | T. Rowe Price Global Large-Cap Stock Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000902259_SupplementTextBlock

For each T. Rowe Price Retail Fund's fee table in section 1, the line item entitled "Maximum account fee" and its footnote are revised as follows:

Maximum account fee	$20[a]

  [a] Subject to certain exceptions, accounts with a balance of less than  $10,000 are charged an annual  $20 fee.

T. Rowe Price International Funds, Inc. | T. Rowe Price Global Stock Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000902259_SupplementTextBlock

For each T. Rowe Price Retail Fund's fee table in section 1, the line item entitled "Maximum account fee" and its footnote are revised as follows:

Maximum account fee	$20[a]

  [a] Subject to certain exceptions, accounts with a balance of less than  $10,000 are charged an annual  $20 fee.

T. Rowe Price International Funds, Inc. | T. Rowe Price Emerging Markets Local Currency Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000902259_SupplementTextBlock

For each T. Rowe Price Retail Fund's fee table in section 1, the line item entitled "Maximum account fee" and its footnote are revised as follows:

Maximum account fee	$20[a]

  [a] Subject to certain exceptions, accounts with a balance of less than  $10,000 are charged an annual  $20 fee.

T. Rowe Price U.S. Large-Cap Core Fund, Inc. | T. Rowe Price U.S. Large-Cap Core Fund, Inc. | T. Rowe Price U.S. Large-Cap Core Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Maximum account fee	rr_MaximumAccountFee	20	[2]
T. Rowe Price U.S. Large-Cap Core Fund, Inc. | T. Rowe Price U.S. Large-Cap Core Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000902259_SupplementTextBlock

For each T. Rowe Price Retail Fund's fee table in section 1, the line item entitled "Maximum account fee" and its footnote are revised as follows:

Maximum account fee	$20[a]

  [a] Subject to certain exceptions, accounts with a balance of less than  $10,000 are charged an annual  $20 fee.

T. Rowe Price Mid-Cap Growth Fund, Inc. | T. Rowe Price Mid-Cap Growth Fund, Inc. | T. Rowe Price Mid-Cap Growth Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Maximum account fee	rr_MaximumAccountFee	20	[2]
T. Rowe Price Mid-Cap Growth Fund, Inc. | T. Rowe Price Mid-Cap Growth Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000902259_SupplementTextBlock

For each T. Rowe Price Retail Fund's fee table in section 1, the line item entitled "Maximum account fee" and its footnote are revised as follows:

Maximum account fee	$20[a]

  [a] Subject to certain exceptions, accounts with a balance of less than  $10,000 are charged an annual  $20 fee.

T. Rowe Price Mid-Cap Value Fund, Inc. | T. Rowe Price Mid-Cap Value Fund, Inc. | T. Rowe Price Mid-Cap Value Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Maximum account fee	rr_MaximumAccountFee	20	[2]
T. Rowe Price Mid-Cap Value Fund, Inc. | T. Rowe Price Mid-Cap Value Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000902259_SupplementTextBlock

For each T. Rowe Price Retail Fund's fee table in section 1, the line item entitled "Maximum account fee" and its footnote are revised as follows:

Maximum account fee	$20[a]

  [a] Subject to certain exceptions, accounts with a balance of less than  $10,000 are charged an annual  $20 fee.

T. Rowe Price Media & Telecommunications Fund, Inc. | T. Rowe Price Media & Telecommunications Fund, Inc. | T. Rowe Price Media & Telecommunications Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Maximum account fee	rr_MaximumAccountFee	20	[2]
T. Rowe Price Media & Telecommunications Fund, Inc. | T. Rowe Price Media & Telecommunications Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000902259_SupplementTextBlock

For each T. Rowe Price Retail Fund's fee table in section 1, the line item entitled "Maximum account fee" and its footnote are revised as follows:

Maximum account fee	$20[a]

  [a] Subject to certain exceptions, accounts with a balance of less than  $10,000 are charged an annual  $20 fee.

T. Rowe Price New America Growth Fund | T. Rowe Price New America Growth Fund | T. Rowe Price New America Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum account fee	rr_MaximumAccountFee	20	[2]
T. Rowe Price New America Growth Fund | T. Rowe Price New America Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000902259_SupplementTextBlock

For each T. Rowe Price Retail Fund's fee table in section 1, the line item entitled "Maximum account fee" and its footnote are revised as follows:

Maximum account fee	$20[a]

  [a] Subject to certain exceptions, accounts with a balance of less than  $10,000 are charged an annual  $20 fee.

T. Rowe Price New Era Fund, Inc. | T. Rowe Price New Era Fund, Inc. | T. Rowe Price New Era Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Maximum account fee	rr_MaximumAccountFee	20	[2]
T. Rowe Price New Era Fund, Inc. | T. Rowe Price New Era Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000902259_SupplementTextBlock

For each T. Rowe Price Retail Fund's fee table in section 1, the line item entitled "Maximum account fee" and its footnote are revised as follows:

Maximum account fee	$20[a]

  [a] Subject to certain exceptions, accounts with a balance of less than  $10,000 are charged an annual  $20 fee.

T. Rowe Price New Horizons Fund, Inc. | T. Rowe Price New Horizons Fund, Inc. | T. Rowe Price New Horizons Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Maximum account fee	rr_MaximumAccountFee	20	[2]
T. Rowe Price New Horizons Fund, Inc. | T. Rowe Price New Horizons Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000902259_SupplementTextBlock

For each T. Rowe Price Retail Fund's fee table in section 1, the line item entitled "Maximum account fee" and its footnote are revised as follows:

Maximum account fee	$20[a]

  [a] Subject to certain exceptions, accounts with a balance of less than  $10,000 are charged an annual  $20 fee.

T. Rowe Price Real Estate Fund, Inc. | T. Rowe Price Real Estate Fund, Inc. | T. Rowe Price Real Estate Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Maximum account fee	rr_MaximumAccountFee	20	[2]
T. Rowe Price Real Estate Fund, Inc. | T. Rowe Price Real Estate Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000902259_SupplementTextBlock

For each T. Rowe Price Retail Fund's fee table in section 1, the line item entitled "Maximum account fee" and its footnote are revised as follows:

Maximum account fee	$20[a]

  [a] Subject to certain exceptions, accounts with a balance of less than  $10,000 are charged an annual  $20 fee.

T. Rowe Price Small-Cap Stock Fund, Inc. | T. Rowe Price Small-Cap Stock Fund, Inc. | T. Rowe Price Small-Cap Stock Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Maximum account fee	rr_MaximumAccountFee	20	[2]
T. Rowe Price Small-Cap Stock Fund, Inc. | T. Rowe Price Small-Cap Stock Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000902259_SupplementTextBlock

For each T. Rowe Price Retail Fund's fee table in section 1, the line item entitled "Maximum account fee" and its footnote are revised as follows:

Maximum account fee	$20[a]

  [a] Subject to certain exceptions, accounts with a balance of less than  $10,000 are charged an annual  $20 fee.

T. Rowe Price Small-Cap Value Fund, Inc. | T. Rowe Price Small-Cap Value Fund, Inc. | T. Rowe Price Small-Cap Value Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Maximum account fee	rr_MaximumAccountFee	20	[2]
T. Rowe Price Small-Cap Value Fund, Inc. | T. Rowe Price Small-Cap Value Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000902259_SupplementTextBlock

For each T. Rowe Price Retail Fund's fee table in section 1, the line item entitled "Maximum account fee" and its footnote are revised as follows:

Maximum account fee	$20[a]

  [a] Subject to certain exceptions, accounts with a balance of less than  $10,000 are charged an annual  $20 fee.

T. Rowe Price Science & Technology Fund, Inc. | T. Rowe Price Science & Technology Fund, Inc. | T. Rowe Price Science & Technology Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Maximum account fee	rr_MaximumAccountFee	20	[2]
T. Rowe Price Science & Technology Fund, Inc. | T. Rowe Price Science & Technology Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000902259_SupplementTextBlock

For each T. Rowe Price Retail Fund's fee table in section 1, the line item entitled "Maximum account fee" and its footnote are revised as follows:

Maximum account fee	$20[a]

  [a] Subject to certain exceptions, accounts with a balance of less than  $10,000 are charged an annual  $20 fee.

T. Rowe Price Spectrum Fund, Inc. | Spectrum Income Fund | Spectrum Income Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum account fee	rr_MaximumAccountFee	20	[2]
T. Rowe Price Spectrum Fund, Inc. | Spectrum Growth Fund | Spectrum Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum account fee	rr_MaximumAccountFee	20	[2]
T. Rowe Price Spectrum Fund, Inc. | Spectrum International Fund | Spectrum International Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum account fee	rr_MaximumAccountFee	20	[2]
T. Rowe Price Spectrum Fund, Inc. | Spectrum Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000902259_SupplementTextBlock

For each T. Rowe Price Retail Fund's fee table in section 1, the line item entitled "Maximum account fee" and its footnote are revised as follows:

Maximum account fee	$20[a]

  [a] Subject to certain exceptions, accounts with a balance of less than  $10,000 are charged an annual  $20 fee.

T. Rowe Price Spectrum Fund, Inc. | Spectrum Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000902259_SupplementTextBlock

For each T. Rowe Price Retail Fund's fee table in section 1, the line item entitled "Maximum account fee" and its footnote are revised as follows:

Maximum account fee	$20[a]

  [a] Subject to certain exceptions, accounts with a balance of less than  $10,000 are charged an annual  $20 fee.

T. Rowe Price Spectrum Fund, Inc. | Spectrum International Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000902259_SupplementTextBlock

For each T. Rowe Price Retail Fund's fee table in section 1, the line item entitled "Maximum account fee" and its footnote are revised as follows:

Maximum account fee	$20[a]

  [a] Subject to certain exceptions, accounts with a balance of less than  $10,000 are charged an annual  $20 fee.

T. Rowe Price Value Fund, Inc. | T. Rowe Price Value Fund, Inc. | T. Rowe Price Value Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Maximum account fee	rr_MaximumAccountFee	20	[2]
T. Rowe Price Value Fund, Inc. | T. Rowe Price Value Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000902259_SupplementTextBlock

For each T. Rowe Price Retail Fund's fee table in section 1, the line item entitled "Maximum account fee" and its footnote are revised as follows:

Maximum account fee	$20[a]

  [a] Subject to certain exceptions, accounts with a balance of less than  $10,000 are charged an annual  $20 fee.

T. ROWE PRICE SUMMIT FUNDS, INC. | T. Rowe Price Summit Cash Reserves Fund | T. Rowe Price Summit Cash Reserves Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum account fee	rr_MaximumAccountFee	20	[2]
T. ROWE PRICE SUMMIT FUNDS, INC. | T. Rowe Price Summit GNMA Fund | T. Rowe Price Summit GNMA Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum account fee	rr_MaximumAccountFee	20	[2]
T. ROWE PRICE SUMMIT FUNDS, INC. | T. Rowe Price Summit Cash Reserves Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000902259_SupplementTextBlock

For each T. Rowe Price Retail Fund's fee table in section 1, the line item entitled "Maximum account fee" and its footnote are revised as follows:

Maximum account fee	$20[a]

  [a] Subject to certain exceptions, accounts with a balance of less than  $10,000 are charged an annual  $20 fee.

T. ROWE PRICE SUMMIT FUNDS, INC. | T. Rowe Price Summit GNMA Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000902259_SupplementTextBlock

For each T. Rowe Price Retail Fund's fee table in section 1, the line item entitled "Maximum account fee" and its footnote are revised as follows:

Maximum account fee	$20[a]

  [a] Subject to certain exceptions, accounts with a balance of less than  $10,000 are charged an annual  $20 fee.

T. Rowe Price Summit Municipal Funds, Inc. | T. Rowe Price Summit Municipal Money Market Fund | T. Rowe Price Summit Municipal Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum account fee	rr_MaximumAccountFee	20	[2]
T. Rowe Price Summit Municipal Funds, Inc. | T. Rowe Price Summit Municipal Intermediate Fund | T. Rowe Price Summit Municipal Intermediate Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum account fee	rr_MaximumAccountFee	20	[2]
T. Rowe Price Summit Municipal Funds, Inc. | T. Rowe Price Summit Municipal Income Fund | T. Rowe Price Summit Municipal Income Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum account fee	rr_MaximumAccountFee	20	[2]
T. Rowe Price Summit Municipal Funds, Inc. | T. Rowe Price Summit Municipal Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000902259_SupplementTextBlock

For each T. Rowe Price Retail Fund's fee table in section 1, the line item entitled "Maximum account fee" and its footnote are revised as follows:

Maximum account fee	$20[a]

  [a] Subject to certain exceptions, accounts with a balance of less than  $10,000 are charged an annual  $20 fee.

T. Rowe Price Summit Municipal Funds, Inc. | T. Rowe Price Summit Municipal Intermediate Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000902259_SupplementTextBlock

For each T. Rowe Price Retail Fund's fee table in section 1, the line item entitled "Maximum account fee" and its footnote are revised as follows:

Maximum account fee	$20[a]

  [a] Subject to certain exceptions, accounts with a balance of less than  $10,000 are charged an annual  $20 fee.

T. Rowe Price Summit Municipal Funds, Inc. | T. Rowe Price Summit Municipal Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000902259_SupplementTextBlock

For each T. Rowe Price Retail Fund's fee table in section 1, the line item entitled "Maximum account fee" and its footnote are revised as follows:

Maximum account fee	$20[a]

  [a] Subject to certain exceptions, accounts with a balance of less than  $10,000 are charged an annual  $20 fee.

T. Rowe Price U.S. Bond Enhanced Index Fund, Inc. | T. Rowe Price U.S. Bond Enhanced Index Fund, Inc. | T. Rowe Price U.S. Bond Enhanced Index Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Maximum account fee	rr_MaximumAccountFee	20	[2]
T. Rowe Price U.S. Bond Enhanced Index Fund, Inc. | T. Rowe Price U.S. Bond Enhanced Index Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000902259_SupplementTextBlock

For each T. Rowe Price Retail Fund's fee table in section 1, the line item entitled "Maximum account fee" and its footnote are revised as follows:

Maximum account fee	$20[a]

  [a] Subject to certain exceptions, accounts with a balance of less than  $10,000 are charged an annual  $20 fee.

T. Rowe Price International Index Fund, Inc. | T. Rowe Price International Equity Index Fund | T. Rowe Price International Equity Index Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum account fee	rr_MaximumAccountFee	20	[2]
T. Rowe Price International Index Fund, Inc. | T. Rowe Price International Equity Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000902259_SupplementTextBlock

For each T. Rowe Price Retail Fund's fee table in section 1, the line item entitled "Maximum account fee" and its footnote are revised as follows:

Maximum account fee	$20[a]

  [a] Subject to certain exceptions, accounts with a balance of less than  $10,000 are charged an annual  $20 fee.

T. Rowe Price Blue Chip Growth Fund, Inc. | T. Rowe Price Blue Chip Growth Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Maximum account fee	rr_MaximumAccountFee	20	[2]
T. Rowe Price Blue Chip Growth Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000902259_SupplementTextBlock

For each T. Rowe Price Retail Fund's fee table in section 1, the line item entitled "Maximum account fee" and its footnote are revised as follows:

Maximum account fee	$20[a]

  [a] Subject to certain exceptions, accounts with a balance of less than  $10,000 are charged an annual  $20 fee.

[1]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.
[2]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.